Taxation - Schedule of Reconciliation Between the Hong Kong Statutory Tax Rates to Income Before Income Taxes Benefit (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest [Abstract]
Income/(Loss) before income taxes expense	$ 16,653,306	$ (3,682,036)
Income tax statutory rate	16.50%	16.50%
Income tax expense/(benefit) at statutory tax rate	$ 2,747,795	$ (607,534)
Reconciling items:
Effect of tax-exempt for subsidiaries incorporated in Cayman Islands and BVI	772,768	549,045
Unrealized gain on change in fair value of XAUt	(3,520,563)
Effect on different tax rates		9,599
Effect of non-deductible item		1,942
Total income taxes (benefit) expense		$ (46,948)
Effective income tax rate		1.28%